Lease	12 Months Ended
Dec. 31, 2025
Lease
Lease

17. Lease

The Group’s leasing activities primarily consist of operating leases for administrative offices and branded aesthetic centers. ASC 842 requires lessees to recognize ROU assets and lease liabilities on the balance sheet. The Group has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

The Group recorded ROU assets and lease liabilities as a lessee. As of December 31, 2024 and 2025, ROU assets were RMB162,764 and RMB251,635, respectively. As of December 31, 2024 and 2025, lease liabilities were RMB170,105 and RMB259,900, respectively. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2024	2025
	RMB	RMB
Cash payments for operating leases	44,170	65,186
ROU assets obtained in exchange for operating lease liabilities	94,078	147,616

Future lease payments under operating leases as of December 31, 2025 were as follows:

Operating leases
RMB
Year ending December 31,
2026	84,803
2027	79,441
2028	71,166
2029	30,364
2030 and thereafter	11,832
Total future lease payments	277,606
Less: Imputed interest	(17,706)
Total lease liability balance	259,900

The weighted-average remaining lease term was 4.02 and 3.63 years as of December 31, 2024 and 2025, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2024 and 2025 was 4.03% and 3.71%, respectively.

Operating lease expenses for the years ended December 31, 2023, 2024 and 2025 were RMB49,505, RMB54,129 and RMB66,087, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the years ended December 31, 2023, 2024 and 2025 were RMB3,498, RMB6,851 and RMB8,930, respectively.

The ROU assets in relation to the early terminated leases for the years ended December 31, 2024 and 2025 were RMB1,780 and RMB939, respectively. The leasing liabilities in relation to the early terminated leases for the years ended December 31, 2024 and 2025 were RMB1,939 and RMB1,007, respectively.

As of December 31, 2024 and 2025, no additional operating leases have not yet commenced.